INTANGIBLES AND GOODWILL (Details 1)	12 Months Ended	13 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)
INTANGIBLES AND GOODWILL (Details)
Acquisition Of Code Red	$ 2,258,109
Impairment Of Goodwill		$ (2,258,109)
Balance			$ 0	$ 0	$ 2,258,109	$ 0